EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses dated April 1, 2023, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 248 (“Amendment No. 248”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 248 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-23-000513) on March 29, 2023.

Eaton Vance Focused Global Opportunities Fund

Eaton Vance International Small-Cap Fund

EATON VANCE GROWTH TRUST

By: /s/ Nicholas Di Lorenzo

Nicholas Di Lorenzo, Esq.

Secretary

Date: April 3, 2023